Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets (Liabilities)
Net operating loss carryforward	$ 184,879	$ 146,618
Accruals and reserves	1,537	2,191
Stock-based compensation	6,241	5,173
Tax credits	17,449	12,230
Fixed and intangible assets	2,803	3,328
Deferred revenue	10,703	0
Operating lease liabilities	6,174
Other	19	0
Total deferred tax assets	229,805	169,540
Less: valuation allowance	(224,222)	(169,540)
Deferred tax assets, gross	5,583	0
Operating lease right of use assets	(5,583)
Deferred tax assets, net	0	$ 0
Increase in valuation allowance	$ (54,700)